SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Money Fund covers the period ended December 31, 2001. The six months under review were marked by extraordinary events, the likes of which couldn't even be imagined. The U.S. economy limped through 2001, entering the second half of the year in a recession. On June 30, 2001, unemployment stood at 4.5%, up from a low of 3.9% in October 2000. The manufacturing sector continued to contract during the reporting period, and consumer confidence plunged to its lowest level in five years. In response, the Federal Reserve Board (the Fed) aggressively cut its key federal funds target rate, lowering it five times for a total of 200 basis points (2.0%) to end the period at 1.75%.


CONTENTS

Shareholder Letter .......................................................     1

Performance Summary ......................................................     2

Financial Highlights & Statement of Investments ..........................     4

Financial Statements .....................................................     6

Notes to Financial Statements ............................................     9

FUND CATEGORY
[PYRAMID GRAPHIC]

1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 5.

PERFORMANCE SUMMARY
12/31/01


--------------------------------------------------------------------------------
Seven-day effective yield*                                                 1.80%

Seven-day annualized yield                                                 1.78%


*    The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/01. The Fund's average weighted maturity was 56 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.


During the summer months, the economy struggled to gain traction. Corporate profits continued to suffer, which led to job cuts and slower growth in personal income and consumption. Energy prices were stubbornly high, the global economy was slowing, and the U.S. was still dealing with fallout from the negative wealth effect due to a declining stock market. The events of September 11, the ensuing war and anthrax scares definitely worsened an already fragile economy.

In the months following September 11, the employment picture deteriorated and consumer confidence and spending sank. Confirming what many believed, the National Bureau of Economic Research declared we were in a recession that began in March 2001. On this note, gross domestic product (GDP) fell throughout the year, and in the third quarter GDP was an annualized -1.3%.

During the period, we continued to invest the portfolio's assets in only the highest quality money market securities. On December 31, 2001, more than 95% of the securities purchased for the portfolio carried an AA or higher long-term credit rating by Moody's and Standard & Poor's, two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we did not invest in derivatives or other potentially volatile securities that we believed involve undue risk. However, reflecting the 200 basis points' decrease in the federal funds target rate over the past six months, the Fund's seven-day effective yield during the reporting period decreased from 3.75% on June 30, 2001, to 1.80% on December 31, 2001.



2.   This does not indicate a rating of the Fund.

Although there is still weakness in the economy, we finally began to see some signs of strength at period-end, as fourth quarter 2001 GDP expanded by a surprising 0.2% estimated annualized rate. Housing starts finished the year on a strong note. Interest rates were at multi-year lows, providing the largest mortgage refinancing wave in U.S. history. The past year's monetary policy should continue to benefit the economy, and any fiscal stimulus package should only add to future growth. In addition, without inflationary pressures, interest rates could very well remain at recent levels for most of 2002. We believe there will be a recovery; the questions that remain are when and to what magnitude.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Money Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS

You will receive the Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.
--------------------------------------------------------------------------------

FRANKLIN MONEY FUND
Financial Highlights

                                                     SIX MONTHS
                                                        ENDED
                                                     DECEMBER 31,                          YEAR ENDED JUNE 30,
                                                        2001         ---------------------------------------------------------------
                                                     (UNAUDITED)        2001         2000         1999         1998         1997
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations - net investment
  income ..........................................        .014            .054         .052         .046         .050         .048
Less distributions from net investment income .....       (.014)          (.054)       (.052)       (.046)       (.050)       (.048)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ....................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     ===============================================================================

Total return(a) ...................................        1.44%           5.59%        5.29%        4.66%        5.10%        4.88%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................  $2,335,036      $2,255,111   $2,437,183   $1,969,264   $1,722,424   $1,498,238
Ratios to average net assets:
  Expenses(b) .....................................         .63%(c)         .62%         .61%         .67%         .68%         .73%
  Expenses excluding waiver and payments by
    affiliate(b) ..................................         .64%(c)         .63%         .62%         .67%         .69%         .74%
  Net investment income ...........................        2.84%(c)        5.51%        5.17%        4.54%        4.99%        4.78%

(a) The total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)  Annualized.


4                      See notes to financial statements.

FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)


                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.8%
The Money Market Portfolio (Note 1) (COST $2,329,214,830) ...   2,329,214,830      $2,329,214,830
OTHER ASSETS, LESS LIABILITIES .2% ..........................                           5,821,186
                                                                                   --------------
NET ASSETS 100.0% ...........................................                      $2,335,036,016
                                                                                   ==============



                       See notes to financial statements                       5

FRANKLIN MONEY FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)


Assets:
  Investments in securities, at value and cost ................   $2,329,214,830
  Receivables from capital shares sold ........................       42,711,289
                                                                  --------------
      Total assets ............................................    2,371,926,119
                                                                  --------------
Liabilities:
  Payables:
   Capital shares redeemed ....................................       30,976,512
   Affiliates .................................................          790,420
   Shareholders ...............................................        4,413,540
  Other liabilities ...........................................          709,631
                                                                  --------------
      Total liabilities .......................................       36,890,103
                                                                  --------------
  Net assets, at value ........................................   $2,335,036,016
                                                                  ==============
  Shares outstanding ..........................................    2,335,036,016
                                                                  ==============
  Net asset value per share(a).................................   $         1.00
                                                                  ==============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge


6                      See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)


Investment income:
  Dividends ......................................................   $38,245,321
                                                                     -----------
Expenses:
  Administrative fees (Note 3) ...................................     3,396,745
  Transfer agent fees (Note 3) ...................................     1,802,271
  Reports to shareholders ........................................        72,878
  Registration and filing fees ...................................        82,182
  Professional fees ..............................................        28,211
  Directors' fees and expenses ...................................        40,234
  Other ..........................................................        45,379
                                                                     -----------
      Total expenses .............................................     5,467,900
                                                                     -----------
        Net investment income ....................................    32,777,421
                                                                     -----------
Net increase in net assets resulting from operations .............   $32,777,421
                                                                     ===========


                       See notes to financial statements.                      7

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                  SIX MONTHS               YEAR
                                                                     ENDED                 ENDED
                                                               DECEMBER 31, 2001       JUNE 30, 2001
                                                               --------------------------------------
Increase (decrease) in net assets:
  Operations:
      Net investment income .................................   $    32,777,421       $   140,373,837
  Distributions to shareholders from net investment income ..       (32,777,421)         (140,373,837)
  Capital share transactions (Note 2) .......................        79,924,859          (182,072,175)
                                                                ---------------       ---------------
      Net increase (decrease) in net assets .................        79,924,859          (182,072,175)
Net assets (there is no undistributed net investment
  income at beginning or end of period):
  Beginning of period .......................................     2,255,111,157         2,437,183,332
                                                                ---------------       ---------------
  End of period .............................................   $ 2,335,036,016       $ 2,255,111,157
                                                                ===============       ===============


8                      See notes to financial statements.

FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2001, the Fund owns 42.42% of the Portfolio.

b.   INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited) (continued)


2.   CAPITAL STOCK

At December 31, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                      SIX MONTHS               YEAR
                                                         ENDED                 ENDED
                                                   DECEMBER 31, 2001       JUNE 30, 2001
                                                   ---------------------------------------
Shares sold .....................................   $ 2,392,358,075       $ 23,790,182,841
Shares issued in reinvestment of distributions ..        33,024,958            140,326,060
Shares redeemed .................................    (2,345,458,174)       (24,112,581,076)
                                                    ---------------       ----------------
Net increase (decrease) .........................   $    79,924,859       $   (182,072,175)
                                                    ===============       ================


3.   TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                    DAILY NET ASSETS
--------------------------------------------------------------------------------
0.455%                       First $100 million
0.330%                       Over $100 million, up to and including $250 million
0.280%                       Over $250 million

Distributors received contingent deferred sales charges for the period of $589,677.

The Fund paid transfer agent fees of $1,802,271 of which $1,322,569 was paid to Investor Services.


4.   INCOME TAXES

At June 30, 2001, the Fund had tax basis capital losses of $4,038 which may be carried over to offset future capital gains. Such losses expire in 2002.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                    SIX MONTHS
                                                       ENDED
                                                    DECEMBER 31,                            YEAR ENDED JUNE 30,
                                                       2001         ----------------------------------------------------------------
                                                    (UNAUDITED)        2001         2000          1999         1998         1997
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............   $     1.00      $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                    --------------------------------------------------------------------------------
Income from investment operations
  - net investment income .......................         .017            .059         .056          .051         .055         .053
Less distributions from net investment income ...        (.017)          (.059)       (.056)        (.051)       (.055)       (.053)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ..................   $     1.00      $     1.00   $     1.00    $     1.00   $     1.00   $     1.00
                                                    ================================================================================

Total return(a) .................................         1.67%           6.08%        5.75%         5.18%        5.64%        5.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............   $5,491,104      $4,490,919   $4,144,043    $3,672,404   $2,043,629   $1,773,546
Ratios to average net assets:
  Expenses ......................................          .15%(b)         .15%         .15%          .15%         .15%         .15%
  Expenses excluding waiver and payments
    by affiliate ................................          .16%(b)         .16%         .16%          .15%         .16%         .16%
  Net investment income .........................         3.28%(b)        5.91%        5.65%         5.04%        5.50%        5.34%

(a)    Total return is not annualized for periods less than one year.

(b)    Annualized


                       See notes to financial statements.                     11

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                       PRINCIPAL
     THE MONEY MARKET PORTFOLIO                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------
     BANK NOTES .5%
     Bank of America NT & SA, 2.40%, 1/04/02 (COST $25,000,810) .................   $   25,000,000  $   25,000,810
                                                                                                    --------------

     CERTIFICATES OF DEPOSIT 29.1%
     ABN AMRO Bank NV, Chicago Branch, 1.82%, 4/09/02 ...........................       50,000,000      50,002,706
     Australia & New Zealand Banking Group Ltd., New York Branch, 2.12% - 2.51%,
       1/02/02 - 1/14/02 ........................................................      125,000,000     125,001,138
     Bank of Montreal, Chicago Branch, 1.90% - 3.65%, 2/20/02 - 2/26/02 .........      100,000,000     100,001,451
     Barclays Bank PLC, New York Branch, 4.41% - 4.85%, 3/04/02 - 4/16/02 .......      150,000,000     149,999,452
     Bayerische Landesbank Girozen, New York Branch, 2.26%, 1/17/02 - 1/18/02 ...      100,000,000     100,000,456
     Credit Agricole, New York Branch, 2.11% - 2.47%, 1/15/02 - 3/20/02 .........      150,000,000     150,000,401
     Deutsche Bank AG, New York Branch, 2.27% - 5.20%, 1/14/02 - 3/22/02 ........      150,000,000     150,002,367
     Dexia Bank, New York Branch, 2.045% - 4.24%, 1/31/02 - 5/23/02 .............      150,000,000     150,002,098
     Dresdner Bank AG, New York Branch, 2.02%, 2/12/02 ..........................       50,000,000      50,000,580
     Lloyds Bank PLC, New York Branch, 1.72% - 2.01%, 4/01/02 - 4/30/02 .........      150,000,000     150,004,264
     Rabobank Nederland NV, New York Branch, 1.995% - 5.20%, 1/30/02 - 2/19/02 ..      125,000,000     125,000,954
     Royal Bank of Canada, New York Branch, 4.025%, 7/02/02 .....................       50,000,000      50,002,429
     Svenska Handelsbanken, New York Branch, 2.00%, 2/21/02 .....................       50,000,000      50,000,704
     Toronto Dominion Bank, New York Branch, 3.615%, 1/22/02 ....................       50,000,000      50,001,731
     UBS AG, Connecticut Branch, 1.75% - 4.01%, 2/22/02 - 7/02/02 ...............      150,000,000     150,111,221
                                                                                                    --------------
     TOTAL CERTIFICATES OF DEPOSIT (COST $1,600,131,952) ........................                    1,600,131,952
                                                                                                    --------------

(a)  COMMERCIAL PAPER 47.2%
     Abbey National North America Corp., 1.935% - 3.94%, 1/28/02 - 4/18/02 ......      150,000,000     149,419,357
     Abbott Laboratories, 1.85%, 1/16/02 - 1/18/02 ..............................       50,000,000      49,958,889
     ABN Amro North American Finance Inc., 1.78% - 3.45%, 2/07/02 - 4/08/02 .....      100,000,000      99,582,903
     Asset Securitization Cooperative Corp., 2.25%, 1/23/02 - 1/25/02 ...........      150,000,000     149,784,375
     Bank of Montreal, 1.725%, 4/25/02 ..........................................       50,000,000      49,726,875
     Canadian Wheat Board, 1.77% - 2.09%, 3/13/02 - 4/10/02 .....................      150,000,000     149,367,925
     Commonwealth Bank of Australia, 1.84% - 2.165%, 1/29/02 - 6/07/02 ..........      100,000,000      99,514,583
     Delaware Funding Corp., 1.87% - 1.90%, 1/14/02 - 1/17/02 ...................       70,234,000      70,181,159
     Forrestal Funding Master Trust, 1.88% - 1.90%, 1/22/02 - 1/31/02 ...........      128,313,000     128,149,893
     General Electric Capital Corp., 2.03% - 3.86%, 2/01/02 - 3/25/02 ...........      150,000,000     149,383,521
     Goldman Sachs Group Inc., 2.50%, 1/03/02 - 1/07/02 .........................      150,000,000     149,961,805
     Halifax PLC, 1.98% - 3.345%, 2/08/02 - 4/26/02 .............................      150,000,000     149,266,264
     ING America Insurance Holdings, 1.88% - 2.00%, 3/12/02 - 3/26/02 ...........       50,000,000      49,791,944
     Internationale Ned. U.S. Funding, 3.375%, 2/14/02 ..........................       50,000,000      49,793,750
     Morgan Stanley Dean Witter & Co. Inc., 2.35%, 1/08/02 - 1/10/02 ............      150,000,000     149,921,667
     National Australia Funding, 1.86%, 1/02/02 - 1/03/02 .......................       50,000,000      49,996,125
     Nestle Capital Corp., 1.99% - 2.23%, 3/27/02 - 4/19/02 .....................      150,000,000     149,135,264
     Procter & Gamble Co., 1.89% - 2.00%, 2/27/02 - 3/07/02 .....................      150,000,000     149,517,569
     Province of British Columbia, 1.83%, 6/05/02 ...............................       22,200,000      22,025,083
     Rabobank Nederland NV, 3.36%, 2/25/02                                              25,000,000      24,871,667
     Royal Bank of Canada, 1.98% - 3.75%, 2/04/02 - 3/15/02 .....................      105,000,000     104,608,597
     Salomon Smith Barney Inc., 1.65%, 1/02/02 ..................................      150,000,000     149,993,125
     SBC Communications Inc., 2.00%, 2/13/02 ....................................       50,000,000      49,880,555
     Societe Generale of North America Inc., 1.82%, 3/05/02 - 3/08/02 ...........      150,000,000     149,512,139

     THE MONEY MARKET PORTFOLIOS
     STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)(cont.)

                                                                                       PRINCIPAL
     THE MONEY MARKET PORTFOLIO                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------
(a)  COMMERCIAL PAPER (cont.)
     Svenska Handelsbanken Inc., 3.36%, 2/25/02 .................................   $   25,000,000  $   24,871,667
     Westpac Capital Corp., 2.07% - 2.43%, 2/05/02 - 3/26/02 ....................       75,000,000      74,757,625
                                                                                                    --------------
     TOTAL COMMERCIAL PAPER (COST $2,592,974,326) ...............................                    2,592,974,326
                                                                                                    --------------

     U.S. GOVERNMENT AGENCY SECURITIES 11.7%
     Fannie Mae, 1.68% - 1.85%, 4/02/02 - 6/06/02 ...............................      448,043,000     445,693,594
     Federal Home Loan Mortgage Corp., 1.71% - 3.55%, 3/11/02 - 6/19/02 .........      200,000,000     198,342,889
                                                                                                    --------------
     TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $644,036,483) ................                      644,036,483
                                                                                                    --------------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,862,143,571) .......                    4,862,143,571
                                                                                                    --------------

(b)  REPURCHASE AGREEMENTS 11.1%
     Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $119,705,307) ........      119,695,000     119,695,000
       Collateralized by U.S. Treasury Notes
     Deutsche Banc Alex Brown Inc., 1.35%, 1/02/02 (Maturity Value $119,703,977)       119,695,000     119,695,000
       Collateralized by U.S. Treasury Notes
     Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $119,704,975) ....      119,695,000     119,695,000
       Collateralized by U.S. Treasury Notes
     UBS Warburg LLC, 1.70%, 1/02/02 (Maturity Value $250,023,611) ..............      250,000,000     250,000,000
       Collateralized by U.S. Government Agency Coupons
                                                                                                    --------------
     TOTAL REPURCHASE AGREEMENTS (COST $609,085,000) ............................                      609,085,000
                                                                                                    --------------
     TOTAL INVESTMENTS (COST $5,471,228,571) 99.6% ..............................                    5,471,228,571
     OTHER ASSETS, LESS LIABILITIES .4% .........................................                       19,875,565
                                                                                                    --------------
     NET ASSETS 100.0% ..........................................................                   $5,491,104,136
                                                                                                    ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b)  See note 1(b) regarding repurchase agreements.



                       See notes to financial statements.                     13

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                         SIX MONTHS
                                                           ENDED
                                                        DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                           2001        -----------------------------------------------------------
                                                        (UNAUDITED)       2001         2000       1999        1998        1997
                                                         -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................    $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                         -------------------------------------------------------------------------
Income from investment operations - net investment
  income ............................................         .015           .056        .054        .049        .054        .052
Less distributions from net investment income .......        (.015)         (.056)      (.054)      (.049)      (.054)      (.052)
                                                         -------------------------------------------------------------------------
Net asset value, end of period ......................    $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                         =========================================================================
Total return(a) .....................................         1.52%          5.75%       5.48%       4.97%       5.53%       5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................    $ 222,995      $ 186,718   $ 221,993   $ 258,458   $ 263,226   $ 285,629
Ratios to average net assets:
  Expenses ..........................................          .15%(b)        .15%        .15%        .15%        .15%        .15%
  Expenses excluding waiver and payments by affiliate          .16%(b)        .16%        .16%        .15%        .16%        .16%
  Net investment income .............................         2.98%(b)       5.63%       5.36%       4.84%       5.40%       5.20%



(a)  Total return is not annualized for periods less than one year.

(b)  Annualized


14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                                    PRINCIPAL
     THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------
     GOVERNMENT SECURITIES 35.9%
     U.S. Treasury Bill, 2/14/02 ..............................................................   $ 10,000,000    $  9,977,817
     U.S. Treasury Bill, 2/28/02 ..............................................................     10,000,000       9,948,122
     U.S. Treasury Bill, 3/07/02 ..............................................................     10,000,000       9,968,944
     U.S. Treasury Bill, 3/21/02 ..............................................................     10,000,000       9,963,133
     U.S. Treasury Note, 6.25%, 1/31/02 .......................................................     20,000,000      20,038,367
     U.S. Treasury Note, 6.375%, 4/30/02 ......................................................      5,000,000       5,044,027
     U.S. Treasury Note, 6.625%, 4/30/02 ......................................................     10,000,000      10,106,327
     U.S. Treasury Note, 6.625%, 5/31/02 ......................................................      5,000,000       5,053,611
                                                                                                                  ------------
     TOTAL GOVERNMENT SECURITIES (COST $80,100,348)                                                                 80,100,348
                                                                                                                  ------------
(a)  REPURCHASE AGREEMENTS 63.8%
     ABN AMRO Inc., 1.50%, 1/02/02 (Maturity Value $9,000,750) ................................      9,000,000       9,000,000
       Collateralized by U.S. Treasury Bill
     Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $29,402,532) .......................     29,400,000      29,400,000
       Collateralized by U.S. Treasury Notes
     Bear, Stearns & Co. Inc., 1.65%, 1/02/02 (Maturity Value $9,000,825) .....................      9,000,000       9,000,000
       Collateralized by U.S. Treasury Notes
     BMO Nesbitt Burns Corp., 1.65%, 1/02/02 (Maturity Value $9,000,825) ......................      9,000,000       9,000,000
       Collateralized by U.S. Treasury Notes
     Deutsche Banc Alex. Brown Inc., 1.35%, 1/02/02 (Maturity Value $29,402,205) ..............     29,400,000      29,400,000
       Collateralized by U.S. Treasury Notes
     Dresdner Kleinwort Wasserstein Securities LLC, 1.55%, 1/02/02 (Maturity Value $9,000,775)       9,000,000       9,000,000
       Collateralized by U.S. Treasury Notes
     Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $29,402,450) ...................     29,400,000      29,400,000
       Collateralized by U.S. Treasury Notes
     SG Cowen Securities Corp., 1.55%, 1/02/02 (Maturity Value $9,000,775) ....................      9,000,000       9,000,000
       Collateralized by U.S. Treasury Notes
     UBS Warburg LLC., 1.65%, 1/02/02 (Maturity Value $9,000,825) .............................      9,000,000       9,000,000
       Collateralized by U.S. Treasury Bond
                                                                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS (COST $142,200,000) ..........................................                    142,200,000
                                                                                                                  ------------
     TOTAL INVESTMENTS (COST $222,300,348) 99.7% ..............................................                    222,300,348
     OTHER ASSETS, LESS LIABILITIES .3% .......................................................                        694,203
                                                                                                                  ------------
     NET ASSETS 100.0% ........................................................................                   $222,994,551
                                                                                                                  ============


(a)  See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)


                                                                      THE U.S.
                                                                     GOVERNMENT
                                                        THE          SECURITIES
                                                    MONEY MARKET    MONEY MARKET
                                                     PORTFOLIO       PORTFOLIO
                                                  ------------------------------
Assets:
  Investments in securities, at value and cost .  $4,862,143,571    $ 80,100,348
  Repurchase agreements, at value and cost .....     609,085,000     142,200,000
  Cash .........................................           2,354             891
  Interest receivable ..........................      20,547,620         726,259
                                                  ------------------------------
      Total assets .............................   5,491,778,545     223,027,498
                                                  ------------------------------
Liabilities:
  Payables:
    Affiliates .................................         611,146          25,049
    Professional fees ..........................          24,386           5,179
  Other liabilities ............................          38,877           2,719
                                                  ------------------------------
      Total liabilities ........................         674,409          32,947
                                                  ------------------------------
Net assets, at value ...........................  $5,491,104,136    $222,994,551
                                                  ==============================
Shares outstanding .............................   5,491,104,136     222,994,551
                                                  ==============================
Net asset value per share ......................           $1.00           $1.00
                                                  ==============================



16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)


                                                                      THE U.S.
                                                                     GOVERNMENT
                                                          THE        SECURITIES
                                                      MONEY MARKET  MONEY MARKET
                                                       PORTFOLIO     PORTFOLIO
                                                      --------------------------
Investment income:
  Interest .........................................  $80,815,759   $3,080,922
                                                      --------------------------
Expenses:
  Management fees (Note 3) .........................    3,551,889      148,468
  Transfer agent fees (Note 3) .....................       92,142        3,113
  Custodian fees ...................................       20,830          963
  Reports to shareholders ..........................        5,222          376
  Professional fees ................................       18,187        8,711
  Trustees' fees and expenses ......................        5,639          245
  Other ............................................       22,803        1,821
                                                      --------------------------
      Total expenses ...............................    3,716,712      163,697
      Expenses waived/paid by affiliate (Note 3) ...     (161,734)     (14,866)
                                                      --------------------------
        Net expenses ...............................    3,554,978      148,831
                                                      --------------------------
          Net investment income ....................   77,260,781    2,932,091
                                                      --------------------------
Net realized gain from investments .................       83,083           --
                                                      --------------------------
Net increase in net assets resulting from operations  $77,343,864   $2,932,091
                                                      ==========================


                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001


                                                                                                   THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                          SIX MONTHS              YEAR               SIX MONTHS           YEAR
                                                            ENDED                 ENDED                ENDED             ENDED
                                                       DECEMBER 31, 2001       JUNE 30, 2001      DECEMBER 31, 2001   JUNE 30, 2001
                                                       -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........................   $    77,260,781      $   240,810,924        $   2,932,091     $  11,219,781
    Net realized gain (loss) from investments .......            83,083               (5,085)                  --                --
                                                       -----------------------------------------------------------------------------
        Net increase in net assets resulting
          from operations ...........................        77,343,864          240,805,839            2,932,091        11,219,781
   Distributions to shareholders from net
      investment income .............................       (77,343,864)(a)     (240,805,839)(b)       (2,932,091)      (11,219,781)
   Capital share transactions (Note 2) ..............     1,000,184,909          376,876,187           36,276,422       (35,274,816)
                                                       -----------------------------------------------------------------------------
        Net increase (decrease) in net assets .......     1,000,184,909          376,876,187           36,276,422       (35,274,816)
Net assets (there is no undistributed net investment
  income at beginning or end of period):
    Beginning of period .............................     4,490,919,227        4,114,043,040          186,718,129       221,992,945
                                                       -----------------------------------------------------------------------------
    End of period ...................................   $ 5,491,104,136      $ 4,490,919,227        $ 222,994,551     $ 186,718,129
                                                       =============================================================================



(a) Distributions were increased by a net realized gain from investments of $83,083.

(b) Distributions were decreased by a net realized loss from investments of $5,085.


18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a.   SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b.   REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c.   INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e.   ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2.   SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                              THE
                                                          THE            U.S. GOVERNMENT
                                                      MONEY MARKET      SECURITIES MONEY
                                                       PORTFOLIO        MARKET PORTFOLIO
                                                    ------------------------------------
Six months ended December 31, 2001
  Shares sold....................................   $  4,677,344,481     $ 155,247,423
  Shares issued in reinvestment of distributions..        77,344,814         2,932,300
  Shares redeemed.................................    (3,754,504,386)     (121,903,301)
                                                    ------------------------------------
      Net increase................................  $  1,000,184,909     $  36,276,422
                                                    ====================================
Year ended June 30, 2001
  Shares sold.....................................  $ 24,764,437,164     $ 619,229,326
  Shares issued in reinvestment of distributions..       241,376,023        11,219,610
  Shares redeemed.................................   (24,628,937,000)     (665,723,752)
                                                    ------------------------------------
      Net increase (decrease).....................  $    376,876,187     $ (35,274,816)
                                                    ====================================

3.   TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                         PERCENTAGE OF
                                                                          SHARES       OUTSTANDING SHARES
                                                                       ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............  2,899,308,488         52.80%
Franklin Money Fund .................................................  2,329,214,830         42.42%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........    176,157,641          3.21%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .     86,423,177          1.57%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3.   TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                 PERCENTAGE OF
                                                                   SHARES      OUTSTANDING SHARES
                                                                ---------------------------------
Institutional Fiduciary Trust -
  Franklin U.S. Government Securities Money Market Portfolio .   77,488,366         34.75%
Franklin Federal Money Fund ..................................  145,506,185         65.25%


4.   INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2008..........................................................       $   8,692
  2009..........................................................           9,285
                                                                       ---------
                                                                       $  17,977
                                                                       =========

At June 30, 2001, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

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